CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)
Beginning Balance at Dec. 31, 2022	¥ 3,881,672		¥ 609	¥ 305	¥ 7	¥ (217,920)	¥ 13,131,263	¥ (9,006,884)	¥ (25,708)
Beginning Balance, Shares at Dec. 31, 2022 | shares			96,388,001	47,240,103	11,287,336
Beginning Balance, Shares at Dec. 31, 2022 | shares						(5,699,315)
Net (loss) income	(156,250)							(156,250)
Repurchase of ordinary shares value	(160,068)					¥ (160,068)
Repurchase of ordinary shares | shares						(6,541,148)
Issuance of ordinary shares upon exercise of options	2,822		¥ 0				2,822
Issuance of ordinary shares upon exercise of options Shares | shares			3,648,341
Share-based compensation	134,402						134,402
Foreign currency translation adjustments	8,883								8,883
Ending Balance at Dec. 31, 2023	3,711,461		¥ 609	¥ 305	¥ 7	¥ (377,988)	13,268,487	(9,163,134)	(16,825)
Ending Balance, Shares at Dec. 31, 2023 | shares						(12,240,463)
Ending Balance, Shares at Dec. 31, 2023 | shares			100,036,342	47,240,103	11,287,336
Net (loss) income	(8,229)							(8,229)
Repurchase of ordinary shares value	(184,295)					¥ (184,295)
Repurchase of ordinary shares | shares						(6,866,106)
Treasury shares issued to depositary bank for share incentive plan			¥ (19)			¥ 78,477	(78,458)
Treasury shares issued to depositary bank for share incentive plan, shares | shares			(2,666,667)			2,666,667
Issuance of ordinary shares upon exercise of options	1,518		¥ 33				1,485
Issuance of ordinary shares upon exercise of options Shares | shares			4,594,339
Issuance of ordinary shares upon vesting of restricted shares			¥ 18				(18)
Issuance of ordinary shares upon vesting of restricted shares Shares | shares			2,500,001
Share-based compensation	166,741						166,741
Foreign currency translation adjustments	7,356								7,356
Ending Balance at Dec. 31, 2024	¥ 3,694,552		¥ 641	¥ 305	¥ 7	¥ (483,806)	13,358,237	(9,171,363)	(9,469)
Ending Balance, Shares at Dec. 31, 2024 | shares	16,439,902	16,439,902				(16,439,902)
Ending Balance, Shares at Dec. 31, 2024 | shares			104,464,015	47,240,103	11,287,336
Net (loss) income	¥ 336,288	$ 48,088						336,288
Repurchase of ordinary shares value	(92,274)					¥ (92,274)
Repurchase of ordinary shares | shares						(2,533,761)
Treasury shares issued to depositary bank for share incentive plan			¥ (7)			¥ 29,626	(29,619)
Treasury shares issued to depositary bank for share incentive plan, shares | shares			(1,000,000)			1,000,000
Issuance of ordinary shares upon exercise of options	¥ 2,456		¥ 11				2,445
Issuance of ordinary shares upon exercise of options Shares | shares	1,486,283	1,486,283	1,486,283
Issuance of ordinary shares upon vesting of restricted shares			¥ 6				(6)
Issuance of ordinary shares upon vesting of restricted shares Shares | shares			833,334
Share-based compensation	¥ 52,877						52,877
Foreign currency translation adjustments	(3,496)								(3,496)
Ending Balance at Dec. 31, 2025	¥ 3,990,403	$ 570,620	¥ 651	¥ 305	¥ 7	¥ (546,454)	¥ 13,383,934	¥ (8,835,075)	¥ (12,965)
Ending Balance, Shares at Dec. 31, 2025 | shares	17,973,663	17,973,663				(17,973,663)
Ending Balance, Shares at Dec. 31, 2025 | shares			105,783,632	47,240,103	11,287,336